LANCASTER FUNDS


                                CAPITAL BUILDER
                                  CONVERTIBLE
                               CRESTONE SMALL CAP
                            GOVERNMENT/QUALITY BOND

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1996

           Schedule of Investments
               Capital Builder Fund.....................................   1
               Convertible Fund.........................................   4
               Crestone Small Cap Fund..................................   7
               Government/Quality Bond Fund.............................  11


           Statement of Assets and Liabilities..........................  12


           Statement of Operations......................................  13


           Statements of Changes in Net Assets
               Capital Builder Fund.....................................  14
               Convertible Fund.........................................  14
               Crestone Small Cap Fund..................................  15
               Government/Quality Bond Fund.............................  15


           Financial Highlights
               Capital Builder Fund.....................................  16
               Convertible Fund.........................................  17
               Crestone Small Cap Fund Investor Shares..................  18
               Crestone Small Cap Fund Select Shares....................  19
               Government/Quality Bond Fund.............................  20


           Notes to Financial Statements................................  21

                             SMITH HAYES TRUST, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31,1996
                                   (Unaudited)

                              CAPITAL BUILDER FUND

                                                    PERCENT OF
                                                    NET ASSETS           MARKET
    SHARES                  COMMON STOCK                84.58%           VALUE
    ------                  ------------                ------           -----

                      Electrical Equipment               4.52%
                      --------------------               -----
   6,000         Duracell International, Inc.                           419,250
                                                                        -------

               Electronics                               6.94%
               -----------                               -----
   4,000         General Electric Company                               395,500
   7,000         Molex, Inc.*                                           249,375
                                                                        -------
                                                                        644,875
                                                                        -------
               Entertainment/Leisure                     3.54%
               ---------------------                     -----
   7,000         Harley-Davidson, Inc.                                  329,000
                                                                        -------

               Financial Services                        8.99%
               ------------------                        -----
   3,000         Chase Manhattan Corporation                            267,750
   2,700         Federal Home Loan Mortgage Corporation                 297,338
   1,000         Wells Fargo & Company                                  269,750
                                                                        -------
                                                                        834,838
                                                                        -------
               Food-Processing                           3.48%
               ---------------                           -----
   6,500         Conagra, Inc.                                          323,375
                                                                        -------

               Household Products/Wares                  6.77%
               ------------------------                  -----
  12,000         Newell Company                                         378,000
   9,000         Libbey, Inc*                                           250,875
                                                                        -------
                                                                        628,875
                                                                        -------
               Insurance                                 5.13%
               ---------                                 -----
   9,700         Integon Corporation                                    172,175
   3,000         MBIA, Inc.*                                            303,750
                                                                        -------
                                                                        475,925
                                                                        -------
               Iron/Steel                                3.41%
               ----------                                -----
  17,250         Kentucky Electric Steel, Inc.*                          99,188
  12,000         Worthington Industries, Inc.                           217,500
                                                                        -------
                                                                        316,688
                                                                        -------
               Machine-Diversified                       6.22%
               -------------------                       -----
   6,100         Briggs & Stratton Corporation                          268,400
   7,500         Thermo Electron Corporation*                           309,375
                                                                        -------
                                                                        577,775
                                                                        -------
               Manufacturing                             7.30%
               -------------                             -----
   4,000         Eastman Kodak Company                                  321,000
  14,000         Pall Corporation                                       357,000
                                                                        -------
                                                                        678,000
                                                                        -------
               Office/Business                           3.87%
               ---------------                           -----
   6,600         Pitney-Bowes, Inc.                                     359,700
                                                                       --------

               Oil/Gas                                   7.27%
               -------                                   -----
   7,171         Coastal Corporation                                    350,483
   8,000         Unocal Corporation                                     325,000
                                                                        -------
                                                                        675,483
                                                                        -------
               Pharmaceutical/Medical                    4.27%
               ----------------------                    -----
   5,000         Merck & Company, Inc.                                  396,250
                                                                        -------

               Publishing/Printing                       2.63%
               -------------------                       -----
   7,000         Belo (A. H.) Corporation Series A                      244,125
                                                                        -------

               Real Estate                               4.34%
               -----------                               -----
  13,000         Simon Property Group, Inc.                             403,000
                                                                        -------

               Restaurant/Food Service                   3.17%
               -----------------------                   -----
   6,500         McDonald's Corporation                                 294,125
                                                                        -------

               Retail Store/Apparel                      2.73%
               --------------------                      -----
   5,500         Sears Roebuck & Company                                253,688
                                                                        -------

                  Total Common Stock                                  7,854,972
                                                                      ---------

               CLOSED-END MANAGEMENT COMPANY             3.58%

  22,851         Global Health Sciences Fund                            331,340
                                                                        -------



     Total Investment in Securities (cost $6,187,840)   88.16%        8,186,310
     Short-Term Investments                             11.74%        1,093,292
     Other Assets, less Liabilities                       .10%            6,016
                                                  ------------   --------------
                NET ASSETS                             100.00%       $9,285,618

                                                  ============   ==============

*Indicates nonincome-producing security.

See accomanying notes to financial statements.

                             SMITH HAYES TRUST, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                   (Unaudited)

                                CONVERTIBLE FUND

  PRINCIPAL                                                             MARKET
   AMOUNT           CONVERTIBLE DEBENTURES          53.92%               VALUE
   ------           ----------------------          ------               -----

   45,000      ADT Operations, 0%, due 7/6/10                           $29,363
   25,000      All American Communications 6.50%, due 10/01/03           29,094
   35,000      Alza Corporation 5.00%, due 5/1/06                        34,169
   40,000      Analog Devices Inc. 3.50%, due 12/01/00                   55,200
   35,000      Apache Corporation 6.00%, due 1/15/02                     43,925
   90,000      Automatic Data Processing, Inc. 0%, due 2/20/12           50,063
   65,000      Baker Hughes, Inc  0%, due 5/5/08                         47,938
  115,000      Boston Chicken, Inc 0%, due 6/1/15                        35,506
   24,000      Cooper Industries, Inc. 7.05%, due 1/01/15                25,500
   80,000      Fremont, Inc. 0%, due 10/12/13                            48,000
   42,000      Gencorp, Inc. 8.00%, due 8/1/02                           47,985
   35,000      Hasbro, Inc. 6.00%, due 11/15/98                          46,550
   45,000      Hilton Hotels, Inc 5.00%, due 5/15/06                     46,350
   30,000      Home Depot Corporation, 3.25%, due 10/1/01                29,363
   30,000      Interpublic Group, Inc. 3.75%, due 4/1/02                 31,800
   75,000      Jacor Comm, Inc. 0%, due 6/12/11                          33,750
   45,000       Leasings Solutions, Inc. 6.875%, due 10/1/03             44,831
  130,000      Marriot International, Inc  0%, due 3/25/11               73,126
   60,000      Motorola, Inc. 0%, due 9/27/13                            46,575
   50,000      National Data Corporation, 5.00% due 11/1/03              52,250
   40,000      Nabors Industrial Inc. 5.00%, due 5/15/06                 49,400
  100,000      New American Holdings, Inc. 0%, due 3/11/13               46,000
   36,000      Pennzoil Company 4.75%, due 10/1/03                       41,355
   20,000      Robbins & Myers, Inc. 6.50%, due 9/1/03                   22,500
   35,000       Rouse Corporation 5.75%, due 7/23/02                     39,200
   95,000      RPM, Inc. 0%, due 9/30/12                                 43,225
   55,000      Standard Commercial Corp., 7.25%, due 3/31/07             49,981
   70,000      Thermo Electron Corporation 5.00%, due 4/15/01            86,275
  140,000      USF&G. Inc. 0%, due 3/3/09                                94,325
  130,000      US Cellular, Inc. 0%, due 6/15/15                         43,225
                                                                      ---------
                     Total Convertible Debentures                    $1,366,824
                                                                      ---------

                                                          PERCENT
                                                           OF NET        MARKET
   SHARES               PREFERRED STOCK 34.07%            ASSETS         VALUE
   ------               ----------------------            ------         -----


            Financial Services                            13.03%
            ---------------------                         -----
   500        Ahmanson Co., Pfd Series D                                 34,875
   250        Banc One Corporation, $3.50 Pfd Series C                   20,750
   915        Community First Bankshares, Pfd                            40,489
   250        Conseco, Inc. 7.00% Pfd                                    28,438
   720        Finova Finance Trust 5.50% Pfd                             37,800
   760        First Chicago Corporation, $5.75 Prfd Series B             68,590
   920        Nuevo Financing 5.75% Pfd                                  49,335
   300        Penncorp Financial $3.375 Pfd                              25,200
   544        Travelers, Inc., $2.75 Pfd Series B                        24,684
                                                                         ------
                                                                        330,161
                                                                         ------
            Food/Beverage/Tabacco                         1.89%
            ---------------------                         -----
 7,100        RJR Nabisco Holdings Corporation, 9% Pfd Series C          47,925
                                                                         ------

            Industrial Services                          15.64%
            -------------------                          ------
   540        Ashland Inc. $3.125 Pfd                                    37,058
   600        Cooper Industries Inc. 6.00% Pfd                           11,625
   650        Corning Delaware 6.00% Pfd                                 41,356
   615        Crown Cork & Seal 4.50% Pfd                                31,980
   975        Security Capital Industry 7.00% Pfd                        26,569
   950        Southdown Inc. $2.875 due Pfd Series D                     49,638
 7,000        Tyco Toys Inc. $0.4125 Pfd Series C                        70,875
 1,350        Unocal Corporation 6.25%  Pfd                              76,607
 1,900        USX Corp 6.75% Pfd                                         50,588
                                                                         ------
                                                                        396,296
                                                                         ------
            Oil/Gas                                       2.23%
            -------                                       -----
 1,200        Lomak Petroleum Inc. $2.03 Series C Pfd                    56,400
                                                                         ------

            Telecommunications                            1.28%
            ------------------                            -----
 1,000        US West, Inc. 7.625% Pfd                                   32,375
                                                                         ------

              Total Preferred Stock                                    $863,157
                                                                         ------

                             COMMON STOCK 7.58%

            Entertainment                                 1.50%
            -------------                                 -----
 1,151        Carnival Corporation*                                      37,983
                                                                        -------

            Manufacturing                                 0.74%
            -------------                                 -----
   400        Lindsay Manufaturing Co.                                   18,700
                                                                         ------

            Pharmaceutical/Medical                        3.48%
            ----------------------                        -----
 1,400        Carter-Wallace Inc.                                        21,875
   979        Elan Corporation*                                          32,552
   450        Warner-Lambert Co.                                         33,750
                                                                         ------
                                                                         88,177
                                                                         ------

            Restaurant/Food Service                       1.86%
            -----------------------                       -----
 2,420        Consolidated Products Inc.*                                47,190
                                                                         ------

              Total Common Stocks                                      $192,050
                                                                         ------

Total Investments in Securities (Cost $2,172,961)        95.57%      2,422,031
Cash Equivalents                                          7.99%        202,609
Other Assets, Less Liabilities                           -3.56%        (90,326)
                                                         -----        --------
NET ASSETS                                              100.00%     $2,534,314
                                                        =====      ===========

*Indicates nonincome-producing security.
See accompanying notes to financial statements.

                             SMITH HAYES TRUST, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                   (Unaudited)

                                 SMALL CAP FUND

                                                        PERCENT OF
                                                        NET ASSETS      MARKET
    SHARES          COMMON STOCK                          98.94%        VALUE
    ------          ------------                          ------        ------

              Auto/Truck/Parts                            1.28%
              -----------------------------              ------
 13,000         Ugly Duckling Corp*                                     253,500
                                                                        -------

              Commercial Services                         0.99%
              -----------------------------              ------
  9,400         F.Y.I. Inc.*                                            196,225
                                                                        -------

              Computer Related                           15.81%
              -----------------------------              ------
  6,800         Analysts International                                  192,100
  6,000         Ciber, Inc.*                                            180,000
 15,100         Ciprico, Inc*                                           220,838
 10,200         Computer Products, Inc.*                                198,900
  9,350         Computer Task Group*                                    403,219
 19,500         Ikos Systems, Inc.*                                     390,000
 13,800         Information Management Res*                             291,525
 22,800         International, Inc*                                     384,750
 14,600         Keane, Inc.*                                            463,550
 29,800         Par Tech Corp*                                          413,475
                                                                        -------
                                                                      3,138,357
                                                                      ---------
              Electrical Equipment                        1.43%
              -----------------------------              ------
  7,400        Etec Systems, Inc*                                       283,050
                                                                        -------

              Electronics                                 5.93%
              -----------------------------              ------
 17,000         Actel Corp*                                             403,750
  6,800         Harman International Ind, Inc                           378,250
  7,600         Zygo Corp*                                              395,200
                                                                        -------
                                                                      1,177,200
                                                                        -------
              Entertainment/Leisure                       0.93%
              -----------------------------              ------
 12,000         Sodak Gaming*                                           184,500
                                                                        -------

              Environmental Control                       1.85%
              -----------------------------              ------
 14,500         Tetra Technologies*                                     366,125
                                                                        -------

              Financial Services                         19.95%
              -----------------------------              ------
 20,900         Americredit Corporation *                               428,450
 35,700         Bank Plus Corporation *                                 410,550
 13,050         Commonwealth Bancorp                                    195,750
 11,600         Coast Savings Financial, Inc. *                         424,850
  8,800         Healthcare Financial Part*                              112,200
 20,900         Imperial Credit Industries, Inc. *                      438,900
 16,300         Imperial Credit Mortgage Holdings                       387,125
  7,600         Ocean Financial Corp*                                   193,800
 25,300         Resource Bankshares                                     360,525
  6,650         Southern Pacific Funding Corporation *                  206,981
 14,000         Medallion Finan Corp                                    213,500
 12,300         Trenton Savings Bank FSB *                              196,800
 19,645         WFS Financial, Inc.                                     390,444
                                                                        -------
                                                                      3,959,875
                                                                        -------
              Machine/Tools                               2.08%
              -----------------------------              ------
 13,500         Greenfield Industry                                     413,438
                                                                        -------

              Machinary/Equipment                         1.74%
              -----------------------------              ------
 23,800         Renters Choice, Inc*                                    345,100
                                                                        -------

              Medical Supplies/Services                   12.85%
              -----------------------------              ------
 12,800         Arrow International, Inc                                368,000
 11,800         Express Scripts, Inc*                                   423,325
 14,700         HCIA, Inc*                                              507,150
 23,200         Inphynet Medical Management, Inc*                       417,600
 10,600         Lunar Corp*                                             371,000
 22,100         Rotech Medical Corp*                                    464,100
                                                                        -------
                                                                      2,551,175
                                                                        -------
              Office/Business                             1.81%
              -----------------------------              ------
 20,200         Physicians Resource*                                    358,550
                                                                        -------

              Oil Company Exploration & Production        8.33%
              -----------------------------              ------
 12,600         Forcenergy, Inc*                                        456,750
  7,300         Flores & Rucks, Inc*                                    388,725
  8,300         Nuevo Energy Company *                                  431,600
 10,900         Vintage Petroleum, Inc.                                 376,050
                                                                        -------
                                                                      1,653,125
                                                                        -------
              Oil & Gas Drilling                          6.84%
              -----------------------------              ------
 45,225         Abacan Resource Corp*                                   392,892
 19,700         Fx Energy, Inc. *                                       182,225
 19,900         Marine Drilling Co*                                     391,781
 17,700         Seagull Energy Corp *                                   389,400
                                                                        -------
                                                                      1,356,298
                                                                        -------

              Oil & Gas Field Services                    5.00%
              -----------------------------              ------
 15,800         Key Energy Group*                                       185,650
 20,200         Pride Petroleum Services, Inc.*                         469,650
 12,300         3DX Technologies, Inc.*                                 135,300
 13,000         Tuboscope Vetco International Corporation *             201,500
                                                                        -------
                                                                        992,100
                                                                        -------
               Oil Field Machinery & Equipment             1.02%
              -----------------------------              ------
 10,900         Input/Output Inc*                                       201,650
                                                                        -------

              Real Estate                                 1.45%
              -----------------------------              ------
 18,500         NHP, Inc.*                                              286,750
                                                                        -------

              Telecommunications                          2.20%
              -----------------------------              ------
 22,000         Symmetricom, Inc. *                                     437,250
                                                                        -------

              Transportation                              4.49%
              -----------------------------              ------
 12,300         Atlas Air, Inc. *                                       587,325
 44,900         Mesa Airlines, Inc*                                     303,075
                                                                        -------
                                                                        890,400
                                                                        -------
              Trucking & Leasing                          1.95%
              -----------------------------              ------
 16,500         Swift Transportation Company,  Inc. *                   387,750
                                                                        -------


              Wholesale Special Line                      1.01%
              -----------------------------              ------
 11,825         United Natural Foods*                                   201,025
                                                                        -------

   Total Investment in Securities (cost $16,664,092)     98.94%      19,633,444
   Cash Equilvalents                                      1.69%         414,595
   Others Assets, Less Liabilities                        (.63%)       (205,214)
                                                      ---------     ------------
        NET ASSETS                                      100.00%     $19,842,825
                                                      =========    =============

*Indicates nonincome-producing security.

See accompanying notes to financial statements

                              SMITH HAYES TRUST, INC.
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1996
                                    (Unaudited)

                            GOVERNMENT/QUALITY BOND FUND

    PRINCIPAL                                                            MARKET
      AMOUNT          U.S. GOVERNMENT SECURITIES             83.26%       VALUE
      ------          --------------------------            ------       -----


  187,968    Federal Home Loan Mtg. 7.00%, due 9/1/15                   186,030
  150,000    Federal Home Loan Mtg. 7.00%, due 11/15/19                 150,516

  251,465    Federal National Mtg. Assn. 6.00%, due 10/ 01/99           245,180
  232,494    Federal National Mtg. Assn. 6.50%, due 10/01/02            230,025

  107,971    Government National Mtg. Assn. 11.50%, due 10/15/10        122,548
  174,598    Government National Mtg. Assn. 10.00%, due  12/15/18       191,457
    3,468    Government National Mtg. Assn. 10.00%, due  5/15/19          3,803
   17,634    Government National Mtg. Assn. 9.50%, due 9/15/19           19,051
   25,231    Government National Mtg. Assn. 10.00%, due 5/15/20          27,668
   80,666    Government National Mtg. Assn. 9.50%, due 9/15/21           87,145
  112,573    Government National Mtg. Assn. 7.50%, due 4/15/22          112,644
   80,566    Government National Mtg. Assn. 7.50%, due 5/15/23           80,616
  175,630    Government National Mtg. Assn. 7.50%, due 1/15/24          175,740

   75,000    U.S. Treasury Note 6.375%, due 8/15/02                      75,492
  250,000    U.S. Treasury Bond 10.75%, due 8/15/05                     320,742
  100,000    U.S. Treasury Bond 7.125%, due 2/15/23                     104,406
                                                                        -------
               Total U.S. Government Securities                       2,133,063
                                                                        -------

                             CORPORATE BONDS               8.46%

  100,000    Bankamerica Corporation 8.375%, due 3/15/02                107,001
  100,000    Banc One Corporation 8.74%, due 9/15/03                    109,940
                                                                        -------
               Total Corporate Bonds                                    216,941
                                                                        -------


    Total Investment in Securities (cost $2,324,060)     91.72%       2,350,003
    Short-Term Investments                                7.18%         184,080
    Other Assets, less Liabilities                        1.09%          27,946
                                                       --------     -----------
    NET ASSETS                                          100.00%      $2,562,029
                                                       ========     ===========

See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                       Statement of Assets and Liabilities
                                December 31, 1996
                                   (Unaudited)

                                                           Capital                         Crestone      Government/
                                                           Builder      Convertible        Small Cap       Quality
Assets:                                                     Fund             Fund            Fund        Bond Fund
                                                        --------------  ---------------- --------------  ------------
  Investments in securities, at market value
    (cost $6,187,840, 2,172,961, 16,664,093, and
      2,324,060, respectively)                             $8,186,310         2,422,031     19,633,444     2,350,003
  Cash equivalents                                          1,093,292           202,609        414,595       184,080
  Accrued interest and dividends receivable                    15,916            14,059         15,921        30,628
  Receivable for fund shares sold                                 -                  47          9,375           105
  Organizational costs, net of accumulated amortization         4,789                -             381          -
                                                        --------------  ---------------- --------------  ------------
       Total assets                                         9,300,308         2,638,746     20,073,716     2,564,816
                                                        --------------  ---------------- --------------  ------------

Liabilities:
  Accrued expenses, including investment
   management and distribution expense payable to
    adviser, administrator and distributor (note 3)            14,690             3,439         23,862         2,787
  Payable for securities purchased                                -             100,993            -             -
  Payable for Capital Gain Distribution                           -                 -           84,431           -
  Payable for fund shares redeemed                                -                 -          122,597           -
                                                        --------------  ---------------- --------------  ------------
          Total liabilities                                    14,690           104,432        230,891         2,787
                                                        --------------  ---------------- --------------  ------------
Net assets applicable to outstanding capital stock         $9,285,618         2,534,314     19,842,825     2,562,029
                                                        ==============  ================ ==============  ============

Net assets are represented by:
  Capital stock outstanding, at par (note 5)                      766               201          1,270           251
  Additional paid-in capital                                7,020,698         2,313,722     16,630,901     2,793,249
  Accumulated undistributed net
    investment income (loss)                                 (28,032)                52      (253,443)          (32)
  Accumulated  undistributed net realized
    gain (loss) on investments                                293,716          (28,730)        494,746     (257,382)
  Unrealized appreciation (note 4)                          1,998,470           249,069      2,969,351        25,943
                                                        --------------  ---------------- --------------  ------------
    Total net assets applicable to shares outstanding      $9,285,618         2,534,314     19,842,825     2,562,029
                                                        ==============  ================ ==============  ============

Shares outstanding and net asset value per share
  Investor shares of capital stock outstanding                765,554           201,299        581,575       250,741
  Net asset value per share - Investor Shares                  $12.13             12.59          15.62         10.15
                                                        ==============  ================ ==============  ============
  Select shares of capital stock outstanding                                                   688,068
  Net asset value per share - Select Shares                                                     $15.64
                                                                                         ==============

See accompanying notes to financial statements.

                                             LANCASTER FUNDS
                                         Statement of Operations
                                    Six Months Ended December 31, 1996
                                               (Unaudited)


                                                      Capital                   Crestone     Government/
                                                      Builder    Convertible   Small Cap      Quality
                                                        Fund         Fund         Fund       Bond Fund
                                                    ------------- -----------  ------------  ------------
Investment income:
  Dividends                                             $157,395      13,993        51,547           -
  Interest                                                17,953      34,353        22,898        98,681
                                                    ------------- -----------  ------------  ------------
      Total investment income                            175,348      48,346        74,445        98,681
                                                    ------------- -------------------------  ------------

Expenses (note 3):
  Investment advisory fees                                32,914       7,860        64,492         8,952
  Administration fees                                     17,929       3,759        21,497         3,730
  Distribution expenses - Investor Class (note 6)         15,014       4,112        19,732         3,733
  Distribution expenses - Select Class (note 6)             -             -         11,010          -
  Custodial fees                                             798       1,119         6,182         1,682
  Auditing and tax accounting fees                         9,789       2,044         4,596         2,026
  Blue Sky Registration fees                               4,417         124         1,341           127
  Legal fees                                               3,817         814         6,856         1,595
  Other operating expenses                                 4,983         822        11,625           562
                                                    ------------- -----------  ------------  ------------
      Total expenses                                      89,661      20,654       147,331        22,407
                                                    ------------- -----------  ------------  ------------
      Net investment income (loss)                        85,687      27,692      (72,886)        76,274
                                                    ------------- -----------  ------------  ------------

Realized and unrealized gain (loss) on investments (note 4):
  Net realized gain (loss)                               408,508      10,923       338,599      (32,296)
                                                    ------------- -----------  ------------  ------------
  Net unrealized appreciation (depreciation)
    Beginning of period                                1,681,241     106,940     1,256,185      (45,906)
    End of period                                      1,998,470     249,070     2,969,351        25,943
                                                    ------------- -----------  ------------  ------------
     Net unrealized appreciation                         317,229     142,130     1,713,166        71,849
                                                    ------------- -----------  ------------  ------------
     Net realized and unrealized gain
        on investments                                   725,737     153,053     2,051,765        39,553
                                                    ------------- -----------  ------------  ------------

Net increase in net assets
   resulting from operations                            $811,424     180,745     1,978,879       115,827
                                                    ============= ===========  ============  ============

See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                       Statements of Changes in Net Assets
           The Six Months Ended December 31, 1996 and The Period from
                 August 24, 1995 (commencement of operations) to
                 June 30, 1996 for the Capital Builder Fund and
                     Six Months Ended December 31, 1996 and
                Year Ended June 30, 1996 for the Convertible Fund

                                                                     Convertible
                                        Capital Builder Fund             Fund
                                       -----------------------   ---------------------
                                 Six Months Ended  Period Ended   Six Months    Year Ended
                                  Dec. 31,1996    June 30,1996   Dec. 31,1996   June 30,1996
                                   ----------     ------------    ----------     ----------
                                       (Unaudited)               (Unaudited)
Operations:
    Net investment income                $85,687       27,240       27,692     46,537
    Net realized gain on investments     408,508      522,893       10,923    322,618
   Unrealized appreciation(depreciation) 317,229      928,276      142,130   (72,118)
                                       ---------- ------------   ---------- ----------
        Net increase in net assets
          resulting from operations      811,424    1,478,409      180,745    297,037
                                       ---------- ------------   ---------- ----------

Distributions to shareholders from:
    Net investment income                 85,705       29,049       29,314     44,950
    Net realized gains                   637,685         -         267,646     73,269
                                       ---------- ------------   ---------- ----------
        Total distributions              723,390       29,049      296,960    118,219
                                       ---------- ------------   ---------- ----------

Capital share transactions: (note 5)
    Proceeds from sales                1,098,756    1,205,089      603,533    214,846
    Net assets from limited
     partnership (note 6)                 -         3,283,131        -         -
    Proceeds from fund conversion(note 6) -         5,386,699        -         -
    Payment for redemptions           (1,144,773) (2,824,789)    (51,160)  (473,816)
    Reinvestment of net investment
     income and net realized gain
     distributions at net asset value    715,062      29,049      296,330    117,011
                                       ---------- ------------   --------   --------
        Total increase (decrease)
        from capital
          share transactions             669,045    7,079,179      848,703  (141,959)
                                       ---------- ------------   ---------- ----------
        Total increase in net assets     757,079    8,528,539      732,488     36,859

Net assets:
  Beginning of period                  8,528,539        -        1,801,826  1,764,967
                                       ---------- ------------   ---------- ----------
  End of period                        $9,285,618   8,528,539    2,534,314  1,801,826
                                       ========== ============   ========== ==========

See accompanying notes to financial statements.



                                 LANCASTER FUNDS
                       Statements of Changes in Net Assets
         Six Months Ended December 31, 1996 and Year Ended June 30, 1996


                                               Crestone
                                              Small Cap            Government/Quality
                                                 Fund                   Bond Fund
                                        -----------------------   ----------------------
                                     Six Months Ended  Period Ended   Six Months    Year Ended
                                      Dec. 31,1996    June 30,1996   Dec. 31,1996   June 30,1996
                                     ------------     ----------     -----------  ----------
                                      (Unaudited)                   (Unaudited)
Operations:
    Net investment income (loss)           ($72,886)   (85,392)      $76,274     224,969
    Net realized gain (loss)
     on investments                         338,599  2,574,920       (32,296)    (39,002)
   Unrealized appreciation (depreciation) 1,713,166    (69,786)       71,849    (42,125)
                                        ------------ ----------     ----------  ----------
        Net increase in net assets
          resulting from operations       1,978,879  2,419,742        115,827     143,842
                                        ------------ ----------    ----------  ----------

Distributions to shareholders from:
    Net investment income                    -           -             81,193     224,047
    Net realized gains - Investor Shares   809,721    897,261           -           -
    Net realized gains - Select Shares     679,536      -               -           -
                                       ------------ ----------   ----------  ----------
        Total distributions              1,489,257    897,261          81,193     224,047
                                        ------------ ----------   ----------  ----------

Capital share transactions: (note 5)
    Proceeds from sales                  12,785,030   6,340,187       73,896     692,600
    Payment for redemptions             (11,128,082) (1,997,137)  (1,143,675) (1,986,710)
    Reinvestment of net investment
     income and net realized gain
distributions at net asset value          1,368,877    872,059       72,218     205,347
                                        ------------ ----------   ----------  ----------
        Total increase (decrease)
        from capital
          share transactions              3,025,825  5,215,109    (997,561)   (1,088,763)
                                        ------------ ----------   ----------  ----------
        Total increase (decrease) in
         net assets                       3,515,447  6,737,590    (962,927)   (1,168,968)

Net assets:
  Beginning of period                    16,327,378  9,589,788    3,524,956   4,693,924
                                        ------------ ----------   ----------  ----------
  End of period                         $19,842,825  16,327,378   2,562,029   3,524,956
                                        ============ ==========   ==========  ==========


See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
            Period from August 24, 1995 (commencement of operations)
           to June 30, 1996 and the six months ended December 31, 1996

                                                       Capital Builder Fund
                                            ------------------------------------
                                             Six Months Ended   Aug. 24, 1995 to
                                               Dec. 31, 1996      June 30, 1996
                                              -------------        -------------
                                                (Unaudited)
Net asset value:
  Beginning of period                                $11.98             $10.00
                                                     ------             ------

  Income from investment operations:
    Net investment income                              0.12               0.04
    Net realized and unrealized gain/loss
        on investments                                 1.03               1.98
                                                       ----               ----
     Total income from
         investment operations                         1.15               2.02
                                                       ----               ----

Less Distributions:
    Dividends from net investment income             (0.12)             (0.04)
    Dividends from capital gains                     (0.88)             (0.04)
                                                     ------             ------
    End of period                                    $12.13             $11.98 *
                                                     ======             ======

Total return                                         19.51% *           24.14% *
                                                     ======             ======

Ratios/Supplemental data:
  Net assets, end of period                      $9,285,618         $8,528,539

  Ratio of expenses to average net assets             2.05% *            1.82% *

  Ratio of net income to average net assets           1.96% *            0.42% *

  Portfolio turnover rate                            11.45%             31.35%


*Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.



                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
                  Six Months Ended December 31, 1996 and Years
                 Ended June 30, 1996, 1995, 1994, 1993, and 1992


                                                               Convertible Fund
                                   --------------------------------------------------------------------------
                               Six Months Ended
                                Dec. 31, 1996         1996         1995        1994        1993         1992
                                    ---------         ----         ----        ----        ----         ----
                                   (Unaudited)
Net asset value:
  Beginning of period                   $13.20       11.97        11.69       12.58       10.76         9.96
                                        ------       -----        -----       -----       -----         ----

  Income (loss) from investment operations:
    Net investment income                 0.18        0.33         0.30        0.29        0.33         0.31
    Net realized and unrealized
        gain (loss) on investments        0.98        1.73         1.01      (0.53)        2.16         0.80
                                          ----        ----         ----      ------        ----         ----
     Total income (loss) from
         investment operations            1.16        2.06         1.31      (0.24)        2.49         1.11
                                          ----        ----         ----      ------        ----         ----

  Less distributions:
    Dividends from net
      investment income                 (0.19)      (0.33)       (0.30)      (0.29)      (0.33)       (0.31)
    Distributions from capital          (1.58)      (0.50)       (0.73)      (0.36)      (0.34)         0.00
                                        ------      ------       ------      ------      ------         ----
gains
      Total distributions               (1.77)      (0.83)       (1.03)      (0.65)      (0.67)       (0.31)
                                        ------      ------       ------      ------      ------       ------

  End of period                         $12.59       13.20        11.97       11.69       12.58        10.76
                                        ======       =====        =====       =====       =====        =====

Total return                            16.23% *    17.60%       14.09%     (2.26%)      24.06%       10.95%
                                        ======      ======       ======     =======      ======       ======

Ratios/Supplemental data:
  Net assets, end of period         $2,534,314   1,801,826    1,764,967   2,708,104   2,368,876    1,791,325

  Ratio of expenses to
    average net assets                   1.97% *     1.93%        2.25%       2.06%       2.13%        2.48%
  Ratio of net income to
    average net assets                   2.65% *     2.53%        2.58%       2.27%       2.91%        2.85%

  Portfolio turnover rate               40.17%      79.30%       51.31%      65.76%      69.72%       96.02%

*Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.



                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
               Six Months Ended December 31, 1996 and Years Ended
                       June 30, 1996, 1995, 1994 and 1993


                                                       Crestone Small Cap Fund - Investor Shares**
                                          ----------------------------------------------------------------------
                                           Six Months Ended  Year Ended    Year Ended    Year Ended      Year Ended
                                             Dec. 31, 1996  June 30,1996  June 30,1995  June 30,1994     June 30,1993
                                            (Unaudited)
Net asset value:
  Beginning of period                            $15.27         13.49         11.59         11.77         10.00
                                                 ------         -----         -----         -----         -----
  Income from investment operations:
    Net investment loss                          (0.07)        (0.10)        (0.08)        (0.07)        (0.05)
    Net realized and unrealized gain
        on investments                             1.83          2.91          2.34          0.20          1.83
                                                   ----          ----          ----          ----          ----
     Total income from
         investment operations                     1.76          2.81          2.26          0.13          1.78
                                                   ----          ----          ----          ----          ----

    Distributions from capital gains             (1.41)        (1.03)        (0.36)        (0.31)        (0.01)
                                                 ------        ------        ------        ------        ------

  End of period                                  $15.62         15.27         13.49         11.59         11.77
                                                 ======         =====         =====         =====         =====

Total return                                     17.87% *      22.33%        20.33%         1.21%        17.80%
                                                 ======        ======        ======         =====        ======

Ratios/Supplemental data:
  Net assets, end of period                  $9,083,087    16,327,378     9,589,788     7,218,944     3,137,762

  Ratio of expenses to
      average net assets                          1.81% *       1.75%         1.93%         1.91%         2.18%

  Ratio of net income to
      average net assets                         (0.96%)*      (0.67%)       (0.60%)       (0.60%)       (0.87%)

  Portfolio turnover rate                       108.93%       150.05%        86.50%        75.23%        47.55%


*Annualized for those periods less than twelve months in duration.
 **All capital shares issued and outstanding as of September 30, 1996 were reclassified as Investor Shares. See accompanying notes to financial statements

                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
          The Period from October 1, 1996 (commencement of cass shares)
                              to December 31, 1996
                                  (unaudited)



                                                      Crestone Small Cap Fund
                                                          Select Shares**
                                                   -----------------------------

Net asset value:
  Beginning of period                                            $15.44
                                                                 ------
  Income from investment operations:
    Net investment income                                        (0.05)
    Net realized and unrealized gain
        on investments                                             1.83
                                                                   ----
     Total income from
         investment operations                                     1.78
                                                                   ----
    Distributions from Capital Gains                             (1.58)
                                                                 ------
  End of period                                                  $15.64
                                                                  =====
Total return                                                     31.60% *
                                                                 =====
Ratios/Supplemental data:
  Net assets, end of period                                 $10,759,738

  Ratio of expenses to average net assets                         1.49% *

  Ratio of net income to average net assets                       0.56% *

  Portfolio turnover rate                                        31.35%


*Annualized for those periods less than twelve months in duration. **Commencing October 1, 1996, the Fund began offering Select Shares. See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
                  Six Months Ended December 31, 1996 and Years
                 Ended June 30, 1996, 1995, 1994, 1993, and 1992

                                                          Government/Quality Bond Fund
                                   ---------------------------------------------------------------------------

                                 Six Months Ended
                                    Dec. 31, 1996     1996          1995         1994        1993        1992
                                    ---------         ----          ----         ----        ----        ----
                                   (Unaudited)
Net asset value:
  Beginning of period                   $10.15       10.43         10.21        11.17       10.93       10.42
                                        ------       -----         -----        -----       -----       -----

  Income (loss) from investment operations:
    Net investment income                 0.27        0.55          0.60         0.54        0.64        0.73
    Net realized and unrealized
        gain (loss) on investments        0.08      (0.28)          0.22       (0.75)        0.43        0.60
                                          ----      ------          ----       ------        ----        ----
     Total income (loss) from
         investment operations            0.35        0.27          0.82       (0.21)        1.07        1.33
                                          ----        ----          ----       ------        ----        ----

  Less distributions:
    Dividends from net
       investment income                (0.28)      (0.55)        (0.60)       (0.54)      (0.64)      (0.71)
    Distributions from capital gains     0.00        0.00          0.00       (0.21)      (0.19)      (0.11)
                                          ----       -----          ----       ------      ------      ------
      Total distributions               (0.28)      (0.55)        (0.60)       (0.75)      (0.83)      (0.82)
                                        ------      ------        ------       ------      ------      ------

  End of period                         $10.22       10.15         10.43        10.21       11.17       10.93
                                        ======       =====         =====        =====       =====       =====

Total return                             7.90% *     2.83%         9.42%      (2.00%)      11.00%      12.79%
                                         =====       =====         =====      =======      ======      ======

Ratios/Supplemental data:
  Net assets, end of period         $2,562,029   3,524,956     4,693,924    8,832,147   9,709,386   8,112,226

  Ratio of expenses to
     average net assets                  1.51% *     1.42%         1.47%        1.37%       1.38%       1.50%
  Ratio of net income to
     average net assets                  5.13% *     5.21%         5.86%        4.94%       6.25%       6.64%

  Portfolio turnover rate                0.00%      36.11%         9.33%      218.11%     175.95%     507.52%

*Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                          Notes to Financial Statements
                                December 31, 1996
                                   (Unaudited)

1.   Organization
      SMITH HAYES Trust, Inc., d/b/a Lancaster Funds, (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust issues its shares in series, each series representing a distinct fund with its own investment objectives and policies. These financial statements relate only to the following funds:

         Capital Builder Fund                       Crestone Small Cap Fund
         Convertible Fund                           Government/Quality Bond Fund

2.    Summary of Significant Accounting Policies
      The following is a summary of significant accounting policies employed by the Trust in preparing its financial statements:

      Use of Estimates: In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial state-ments and changes in net assets for the period. Actual results could differ from those estimates.

      Valuation of Investments
      Investment securities are carried at market determined using the following valuation methods:

      o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

      o Securities not listed on an exchange or securities for which a latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

      o Securities including bonds or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of The Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

      All securities are valued in accordance with the above policies at the close of each business day.

      At December 31, 1996, the cost of investment securities is identical for financial reporting and income tax purposes.

      When a call option is written on behalf of a fund, an amount equal to the premium received by the fund is included by the fund in the fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally received.

      When a put option is written, an amount equal to the premium paid by the fund is included by the fund in the fund's statement of assets and liabilities as an asset. The amount of the asset is subsequently marked to market to reflect the current value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the fund enters into a closing sales transaction, the fund realizes a gain (or loss if the cost of a closing transaction is lower than the premium paid when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the asset related to such option is extinguished. When an option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from the sale are increased by the premium originally paid.

      At December 31, 1996, the funds authorized to write option contracts had no such option contracts outstanding nor were any written during the year.

      Security Transactions
      Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued using both the constant yield and the straight-line methods.

      Realized investment gains and losses are determined by specifically identifying the issue sold.

      Federal Income Taxes
      It is the policy of each fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the funds to their shareholders within the time period allowed by Federal law. Each fund is treated as a separate entity for tax purposes, and on a calendar basis will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise tax. The funds will not distribute net realized losses. Distributions will be made when capital gains have been generated to cover these losses. Each fund prepares its tax return on an accrual basis.

      Distributions to Shareholders
      Dividends to shareholders are recorded on the ex-dividend date.

      Cash Equivalents
      The Trust considers investments with a maturity of three months or less when purchased to be cash equivalents.

3.    Related Party Transactions
      The Trust and each fund have retained CONLEY SMITH, Inc. (the Adviser) as their exclusive investment adviser. The agreement provides that each fund, except the Government/Quality Bond Fund, will pay the Adviser a fee equal to .75% per annum of the fund's average daily net assets. The Government/Quality Bond Fund pays .60% per annum of its average daily net assets.

      The Trust and each fund also retained Lancaster Administrative Services, Inc. (the Administrator) to act as its administrator and transfer agent. The agreement provides that each fund will pay an administrative fee to the Administrator equal to .25% per annum of its average daily net assets.

      In addition to the advisory and administrative services agreements, the Trust and each fund have retained SMITH HAYES Financial Services Corporation (the Distributor), a company related through common ownership and management, to act as the underwriter and distributor of the fund's shares. Pursuant to the shareholder approved distribution plan under Rule 12b-1, each fund will reimburse the distributor for shareholder-related expenses incurred in connection with the distribution of the fund's shares, however, under no circumstances shall such reimbursement exceed .50% per annum of the fund's average daily net assets (.25% for the Government/Quality Bond Fund).

      Under the terms of the advisory, administrative and distribution agreements outlined above, the funds collectively paid $114,217, $61,163 and $45,532, respectively, for such services. Of the amount paid to the Distributor, $42,830 was retained by them for sales of the Trust's shares made by their agents and brokers.

      At December 31, 1996, the following accrued investment management, administrative fees and distribution expenses were payable to the Adviser, Administrator and the Distributor:

                                  Payable       Payable       Payable
                                    to            to            to
                                  Adviser    Administrator  Distributor    Total
                                ---------    -----------   ------------  -------
      Capital Builder Fund          $5,871     $1,957        $3,944      $11,772
      Convertible Fund               1,580        527         1,064        3,171
      Crestone Small Cap Fund       12,336      4,112         3,801       20,249
      Government/Quality
        Bond Fund                    1,338        558           559       35,192
                                  ========     ======        ======     ========


      Under the terms of the adviser agreement, the Adviser may be obligated to reimburse a fund up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the fund, including the Adviser's fee, exceed certain limitations. At December 31, 1996, no expense reimbursement was required.

      In addition to the amounts paid by the funds under the adviser, administrative and distribution plans, the funds primarily used SMITH HAYES Financial Services Corporation (SMITH HAYES) to affect security trades on their behalf. As is customary in the industry, the investment sub-advisers evaluate the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $21,503 for their brokerage services during the six months ended December 31, 1996.

4.    Securities Transactions
      Purchases of securities and proceeds from sales during the six months ended December 31, 1996, were as follows for each fund:

                                              Purchases of            Proceeds
                                             Securities              from Sales
                                             ------------          ------------
         Capital Builder Fund                    $907,200            $1,249,330
         Convertible Fund                       1,435,924               751,943
         Small Cap Fund                        19,906.340            17,944,455
         Government/Quality Bond Fund              -                    945,140
                                              ===========           ===========

      At December 31, 1996, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each fund were as follows:

                                                    Aggregate Gross
                                                      Unrealized
                                            Appreciation           Depreciation
                                             -----------            ----------
         Capital Builder Fund                $2,145,431              $146,961
         Convertible Fund                       280,307                31,237
         Small Cap Fund                       3,454,530               485,179
         Government/Quality Bond Fund            48,006                22,063
                                            ===========                ======

5.    Capital Share Transactions
      The Trust is authorized to issue a total of one billion shares of common stock in series with a par value of $.001 per share. The Board of Directors have authorized fifty million shares to be issued in each fund.

      Transactions in the capital stock of each fund for the year ended December 31, 1996, were as follows:

                                               Capital
                                               Builder           Convertible
                                                Fund                Fund
           Transactions in shares:           -----------         ----------
           Shares sold                        87,962.308         44,849.103
           Shares redeemed                   (93,417.676)        (3,832.583)
           Reinvested distributions           59,193.873         23,744.410
                                              ----------         ----------
           Net increase                       53,738.505         64,760.930
                                              ==========         ==========

                                              Crestone           Crestone
                                              Small Cap          Small Cap
                                                Fund               Fund
                                           Investor Shares     Select Shares
           Transactions in shares:         --------------      -------------
           Shares sold                       169,729.687        661,004.106
           Shares redeemed                  (698,237.600)       (22,214.251)
           Reinvested distributions           41,032.223         49,227.782
                                            ------------      -------------
           Net increase (decrease)          (487,475.690)       688,017.637
                                            =============       ===========

                                                                Government/
                                                               Quality Bond
                                                                   Fund
           Transactions in shares:                               ----------
           Shares sold                                            7,173.636
           Shares redeemed                                     (110,732.538)
           Reinvested distributions                               7,052.584
                                                              -------------
           Net decrease                                         (96,506.318)
                                                                ============

      At December 31, 1996, directors, officers and employees of the Trust, the Adviser, Administrator and Distributor and their immediate families held the following in each fund:
                                                          Shares           Value
                                                        -----------    ---------
              Capital Builder Fund                       37,887.096     $459,570
              Convertible Fund                            2,981.405       37,536
              Crestone Small Cap Fund Investor Shares     8,553.853      133,611
              Government/Quality Bond Fund                  395.605        4,043
                                                        ===========     ========

6.   Business Changes

     In September of 1996, management authorized the issuance of 120,000,000 shares in three classes of 40,000,000 shares each designated Select, Investor and Market shares for each of the Funds. The Investor class shares are offered with a 12b-1 fee and without a sales load. The Select class shares are offered with a sales load but no 12b-1 fee.

     On August 24, 1995, the Capital Builder Fund commenced operations. The net assets of three SMITH HAYES Trust, Inc. pre-existing Funds (Asset Allocation, Balanced, and Value Funds) were converted to cash of $5,386,699 and invested in Capital Builder. In addition, the net assets of a related party limited partnership of $3,283,131, including securities with unrealized appreciation of $752,965 were received by Capital Builder in a tax-free exchange.

-------------------------------------------------------------------------------


                            SMITH HAYES TRUST, INC.

                             NEBRASKA TAX-FREE FUND

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 1996

                               TABLE OF CONTENTS




                  Schedule of Investments........................   1

                  Statement of Assets and Liabilities............   9

                  Statement of Operations........................  10

                  Statements of Changes in Net Assets............  11

                  Financial Highlights...........................  12

                  Notes to Financial Statements..................  13

                             NEBRASKA TAX-FREE FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 1996
                                   (Unaudited)
                                                            PERCENT
                                                             OF NET
 PRINCIPAL                                                   ASSETS       MARKET
  AMOUNT                        TAX-EXEMPT SECURITIES         97.87%      VALUE
--------------------------------------------------------------------------------

                                 Education                    8.95%
              --------------------------------------------   -------
     50,000   Lancaster County Schools District 001 (Lincoln
              Public Schools) General Obligation Bonds, Series 1993,
              6.00% due 1/15/12                                        $51,523

    100,000   Nebraska Educational Facilities Authority Revenue
              Bonds, Series 1994 (Dana College Project),
              6.75% due 6/1/14                                         110,322

    100,000   Nebraska Educational Finance Authority Revenue
              Bonds, Series 1995 (Condordia Teachers
              College), 5.90% due 12/15/15                              98,873


    200,000   Nebraska Educational Finance Authority Revenue
              Bonds, Series 1995 (Midland Lutheran
              College Project), 6.25% due 6/15/15                      205,527


    300,000   Nebraska Higher Education Loan Program, Inc.
              Junior Subordinate Bonds, Series
              A-6, 6.40% due 6/1/13                                    313,512

    100,000   Nebraska State College Revenue Bonds, Series
              1992, 5.00%  due 6/15/97                                 100,443
                                                                      --------
                                                                       880,200
                                                                      --------
                          Electric, Water, Sewer              8.95%
              --------------------------------------------   -------
    300,000   City of Grand Island, Sewer System Revenue
              Bonds Series 1994, 6.00% due 4/1/14                      310,044


    150,000   City of Grand Island Nebraska Electric Revenue
              Bonds 5.60% due 9/1/97                                  $151,955

                             NEBRASKA TAX-FREE FUND
                       SCHEDULE OF INVESTMENTS (Continued)

                                                            PERCENT
 PRINCIPAL                                                  OF NET      MARKET
  AMOUNT                  TAX-EXEMPT SECURITIES (Continued)  ASSETS     VALUE
------------    ------------------------------------------  -------  ----------

                    Electric, Water, Sewer (Continued)
                    -----------------------------------
    100,000   City of Hastings, Nebraska Combined Utility
              Revenue Bonds Series 1994,
                6.875% due 10/15/14                                   $111,820

    100,000   City of Hastings, Nebraska Electric System
              Revenue Refunding Bonds,
                Series 1993, 5.00% due 1/1/08                           98,011

    200,000   City of Kearney, Nebraska Combined Utilities
              Revenue Refunding Bonds,
                Series 1994, 6.10% due 6/1/14                          208,366
                                                                     ---------
                                                                       880,196
                                                                     ---------

                            General Obligation                26.38%
              --------------------------------------------   -------

     50,000   Boyd County Nebraska School District No. 38
              (Spencer - Naper) General Obligation Bonds,
              5.85% due 6/15/13                                         50,261

    150,000   Buffalo County Nebraska School District No.
              105 (Pleasanton) General Obligation Bonds,
              Series 1993, 5.95% due 12/15/07                          159,302

    120,000   Colfax County Nebraska School District No. 2
              (Schuyler) General Obligation Bonds, Series
              1993, 5.65% due 12/15/09                                 122,766

    150,000   Colfax County Nebraska School District No. 2
              (Schuyler) General Obligation Bonds, Series
               1993, 5.75% due 12/15/11                                153,017


    100,000   Douglas County Nebraska Sanitary and
              Improvement District No. 257 General Obligation
              Refunding Bonds (Ramble Ridge),
              6.25% due 5/15/09                                        104,827

                             NEBRASKA TAX-FREE FUND
                       SCHEDULE OF INVESTMENTS (Continued)

                                                               PERCENT
 PRINCIPAL                                                      OF NET   MARKET
  AMOUNT                  TAX-EXEMPT SECURITES (Continued)    ASSETS     VALUE
-----------         --------------------------------------    -------  --------

                      General Obligation (Continued)
                   ----------------------------------

    400,000   Douglas County Nebraska School District No.
              017, (Millard Public Schools) Refunding Bonds,
              Series of 1996A, 4.65% due 10/01/01                     $402,300

    150,000   Douglas County Nebraska School District No.
              010, (Elkhorn Public Schools) General Obligation Bonds,
              Series of 1995 6.40% due 12/15/08                        162,394

    100,000   Douglas County Nebraska School District No.
              010, (Elkhorn Public Schools) General Obligation Bonds,
              Series of 1994 6.60% due 12/15/10                        109,084

    100,000   Douglas County Nebraska School District No.
              010, (Elkhorn Public Schools) General Obligation Bonds,
              Series of 1994 6.75% due 12/15/14                        110,508

    100,000   Keith County School District 001 Nebraska,
              (Ogallala Public School) General Obligation
              School Building Bond, Series 1994B,
              6.30% due 11/15/09                                       106,826

    448,271   Lancaster County School District 001 (Lincoln)
              Lease Purchase General Obligation Bonds,
              4.15% due 10/26/00                                       448,270

    100,000   Lincoln-Lancaster County Public Building
              Commission General Obligation Bonds, Series
              1994, 6.20% due 10/15/11                                 106,489

    100,000   Morrill County Nebraska School District No.
              021, (Bayard) General Obligation Bonds,
              5.80% due 5/15/06                                        104,023

                             NEBRASKA TAX-FREE FUND
                       SCHEDULE OF INVESTMENTS (Continued)

                                                               PERCENT
 PRINCIPAL                                                      OF NET    MARKET
  AMOUNT                  TAX-EXEMPT SECURITIES (Continued)     ASSETS    VALUE
----------      ------------------------------------------    --------- -------

                    General Obligation (Continued)
               -----------------------------------------

    100,000   City of North Platte Nebraska General
              Obligation Various Purpose Bonds, Series
              1995, 6.20% due 3/15/15                                 $105,608

    175,000   Saunders County, Nebraska School District #107
              Cedar Bluffs Public Schools, General Obligation Bonds,
              6.35% due 7/1/14                                         185,493

    150,000   Western Nebraska Community College
              Certificates of Participation Lease Rentals,
              6.55% due 10/15/13                                       161,952
                                                                       -------
                                                                     2,593,120
                                                                    ----------

                                 Hospital                     10.03%
              --------------------------------------------   -------

    100,000   Douglas County Nebraska Hospital Authority No.
              2 Revenue Bonds, Health Care Facilities (Catholic
              Health Care Corp. A), 5.85% due 11/15/03                 105,661

    125,000   Douglas County Nebraska Hospital Authority No.
              2 Revenue Bonds, Health Care Facilities (Catholic
              Health Care Corp. A), 6.00% due 11/15/15                 129,791

    100,000   Douglas County Nebraska Hospital Authority No.
              1 Revenue Bonds, Health Care Facilities (Archbishop
              Bergan Mercy), 6.25% due 11/15/22                        102,727

    100,000   Gage County Nebraska Hospital Authority No.1
              Hospital Revenue Bonds, (Beatrice Community Hospital and
              Health Center Project), 6.50%  due 10/1/07               108,489

    200,000   Gage County Nebraska Hospital Authority No.1
              Hospital Revenue Bonds, (Beatrice Community Hospital and
              Health Center Project), 6.75%  due 10/1/14               220,861

                             NEBRASKA TAX-FREE FUND
                       SCHEDULE OF INVESTMENTS (Continued)

                                                               PERCENT
 PRINCIPAL                                                      OF NET    MARKET
  AMOUNT                  TAX-EXEMPT SECURITIES (Continued)     ASSETS    VALUE
----------      ------------------------------------------    --------- -------

                          Hospital (Continued)

    100,000   Kearney County Nebraska Hospital Authority No.
              1 Revenue Bonds, Series 1993 (Bethpage Mission of the
              Great Plains, Inc.), 5.90% due 6/1/07                   $105,570

    200,000   Lancaster County Nebraska Hospital Authority
              Hospital Revenue Bonds, Series 1992 A (Sisters of
              Charity Health Care Systems, Inc.), 6.25% due 5/15/12    213,440
                                                                      --------
                                                                       986,539
                                                                      --------

                                  Housing                     16.90%
              --------------------------------------------   -------

   100,000    Nebraska Investment Finance Authority Single
              Family Housing Revenue Bonds, 1996A,
              5.95% due 3/01/27                                       100,000

   150,000   Nebraska Investment Finance Authority Hospital
              Revenue Bonds,(Great Plains Regional Medical Center
              Project), 6.50% due 5/15/14                             161,723

    200,000   Nebraska Investment Finance Authority Hospital
              Revenue Bonds,(Nebraska Methodist Healthcare System),
              6.55% due 3/1/99                                        209,776

     75,000   Nebraska Investment Finance Authority Revenue
              Bonds, (Foundation Educational Building Fund),
              7.00% due 11/1/09                                        75,000

    100,000   Nebraska Investment Finance Authority Single
              Family Housing Revenue Bonds, 1995 Series A,
              6.15% due 3/1/09                                        100,000

                             NEBRASKA TAX-FREE FUND
                       SCHEDULE OF INVESTMENTS (Continued)

                                                               PERCENT
 PRINCIPAL                                                      OF NET   MARKET
  AMOUNT                  TAX-EXEMPT SECASSETSS (Continued)     ASSETS    VALUE
------------     -----------------------------------------    ---------  ------

                            Housing (Continued)
                         --------------------------

    100,000   Nebraska Investment Finance Authority Single
              Family Housing Revenue Bonds, 1995 Series A,
              6.20% due 9/1/10                                       $100,000

    190,000   Nebraska Investment Finance Authority Single
              Family Housing Revenue Bonds, 1994 Series A-1,
              6.30% due 3/1/17                                        190,000

    250,000   Nebraska Investment Finance Authority Single
              Family Housing Revenue Bonds, 1995 Series B, 6.40%
              due 9/1/26                                              250,000

    475,000   Nebraska Investment Finance Authority Single
              Family Housing Revenue Bonds, 1994 Series D-1,
              7.30% due  9/1/26                                       475,000
                                                                      -------
                                                                    1,661,499
                                                                    ---------

                                   Power                      4.86%
              --------------------------------------------   -------

    100,000   McCook Nebraska Public Power District Electric
              System Revenue and Refunding Bonds,
              6.75% due 12/15/09                                       110,980

    200,000   Municipal Energy Agency of Nebraska Power
              Supply System Revenue Refunding Bonds, 1992 Series A,
              6.00% due 4/1/17                                         207,386

    150,000   Nebraska Public Power District
              Revenue Bonds, Series 1992 A, 6.25% due 1/1/12           159,146
                                                                       -------
                                                                      $477,512
                                                                      --------

                             NEBRASKA TAX-FREE FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                                               PERCENT
 PRINCIPAL                                                      OF NET    MARKET
  AMOUNT                  TAX-EXEMPT SECASSETSS (Continued)     ASSETS    VALUE

                              Transportation                    1.01%
              --------------------------------------------   -------

    100,000   Omaha, Nebraska Airport Authority Airport
              Facilities Revenue Refunding Bonds, Series 1993,
              5.50% due 1/1/13                                        $99,049

                             Various Revenues                  20.79%
              --------------------------------------------   -------

    150,000   District Energy Corporation Nebraska Facility
              Revenue Bonds, Series 1993 (City-County Building
              and County Correctional
              Family Project), 5.50% due 7/1/13                        147,606

    250,000   City of Lincoln, Nebraska Parking Revenue
              Bonds, Series 1994 C, 6.10% due 8/15/09                  265,848

    200,000   City of Omaha Auditorium Facilities Corporation
              (Omaha Civic Project), Series 1996, 4.25% due 8/15/99    200,738

    425,000   City of Omaha Auditorium Facilities Corporation
              (Omaha Civic Project), Series 1996, 4.35% due 8/15/00    426,420

    100,000   City of Lincoln, Nebraska Parking Revenue
              Bonds, Series 1994 C, 6.15% due 8/15/11                  105,948

    200,000   Nebraska Public Gas Agency Gas Supply System
              Revenue Bonds, Series  A, 6.25% due 4/1/05               210,218

    200,000   Nebraska Public Gas Agency Gas Supply System
              Revenue Bonds, Series  A, 5.65% due 4/1/06               203,884

                             NEBRASKA TAX-FREE FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                                               PERCENT
 PRINCIPAL                                                      OF NET    MARKET
  AMOUNT                  TAX-EXEMPT SECASSETSS (Continued)     ASSETS    VALUE
----------     --------------------------------------------  ---------  --------

                    Various Revenues (Continued)
                  ----------------------------------
    235,000   Nebraska Investment Finance Authority Single
              Family Housing Revenue Bonds, Series 1996E,
              6.25% due 9/01/28                                       $235,000

    250,000   County of Scottsbluff, Nebraska Development
              Revenue Bonds Series 1995, (Northfield Villa, Inc. - The
              Residency Project), 6.90% due 4/1/20                     250,000
                                                                       -------
                                                                     1,156,283
                                                                     ---------

        Total Investment in Securities (cost $9,358,485)  97.87%   $9,623,777
        Cash Equivalents                                    .68%       39,035
        Other Assets, less Liabilities                     1.45%      170,377
                                                           -----      -------
        NET ASSETS                                       100.00%   $9,833,189
                                                         ======    ==========

    See accompanying notes to financial statements.

                             NEBRASKA TAX-FREE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1996
                                   (UNAUDITED)


 ASSETS:
  Investments in securities, at market value (cost $9,358,485)       $9,623,777
  Cash equivalents                                                       39,035
  Receivable for investment securities sold                             204,071
  Accrued interest and dividends receivable                             139,372
                                                                   -------------
       Total assets                                                  10,006,255
                                                                   -------------

LIABILITIES:
  Accrued expenses, including investment management,
    administration and distribution expense reimbursements
    payable to the adviser, administrator and distributor (note 3)        5,924
  Payable for Fund shares redeemed                                      167,142
                                                                   -------------
       Total liabilities                                                173,066
                                                                   -------------
Net assets applicable to outstanding capital stock                   $9,833,189
                                                                   =============

NET ASSETS ARE REPRESENTED BY:
  Capital stock outstanding, at par                                         996
  Additional paid-in capital                                          9,958,375
  Accumulated undistributed net investment income                        20,960
  Accumulated undistributed net realized loss on investments          (412,434)
  Unrealized appreciation (note 4)                                      265,292
                                                                   -------------
       Total amount representing net assets applicable to
         995,935.412 outstanding shares of $.001 par value
        common stock (50,000,000 shares authorized)                  $9,833,189
                                                                   =============

  Net asset value per share                                               $9.87


See accompanying notes to financial statements.

                           NEBRASKA TAX-FREE FUND
                           STATEMENT OF OPERATIONS
                     SIX MONTHS ENDED DECEMBER 31, 1996
                                 (UNAUDITED)


INVESTMENT INTEREST INCOME:                                          $276,095
                                                                    ----------

EXPENSES (NOTE 3):
    Investment advisory fees                                            7,296
    Administration fees                                                 6,080
    Distribution expenses                                              12,128
    Custodial fees                                                      2,037
    Auditing and tax accounting fees                                    2,632
    Other operating expenses                                            2,737
                                                                    ----------
        Total expenses                                                 32,910
                                                                    ----------
        Net investment income                                         243,185
                                                                    ----------

REALIZED LOSS AND UNREALIZED  APPRECIATION
 (DEPRECIATION)  ON INVESTMENTS (NOTE 4):
    Net realized loss                                                (25,629)
                                                                    ----------
    Net unrealized appreciation (depreciation)
        Beginning of period                                           (2,162)
        End of period                                                 265,292
                                                                    ----------
           Net unrealized appreciation                                267,454
                                                                    ----------
        Net realized and unrealized gain on investments               241,825
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $485,010
                                                                    ==========


See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                             NEBRASKA TAX-FREE FUND
              STATEMENTS OF CHANGES IN NET ASSETS SIX MONTHS ENDED
                 DECEMBER 31, 1996 AND YEAR ENDED JUNE 30, 1996


                                                         SIX MONTHS ENDED   YEAR ENDED
                                                               DEC. 31,       JUNE 30,
                                                               1996           1996
                                                               ----           ----
                                                               (UNAUDITED)
OPERATIONS:
    Net investment income                                      $243,186       $523,615
    Net realized loss on investments                           (25,629)       (77,341)
    Unrealized appreciation (depreciation) on investments       267,454        (4,154)
                                                           -------------  -------------
      Net increase in net assets resulting from operations      485,010        442,120
                                                           -------------  -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME:      242,687        527,052
                                                           -------------  -------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold (157,608.484 and 244,434.219    1,543,908      2,401,890
      shares)
    Distributions reinvested (14,854.927 and 29,550.493         144,933        290,084
      shares)
    Payment for redemptions (184,663.162 and 349,802.221    (1,801,713)    (3,427,170)
      shares)
                                                           -------------  -------------
      Net decrease from capital share transactions
         (12,199.751 and 75,817.509 shares)                   (112,872)      (735,196)
                                                           -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         129,452      (820,128)

NET ASSETS:
  Beginning of period                                         9,703,737     10,523,865
                                                           -------------  -------------
  End of period                                              $9,833,189     $9,703,737
                                                           =============  =============


See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                             NEBRASKA TAX-FREE FUND
                              FINANCIAL HIGHLIGHTS
               SIX MONTHS ENDED DECEMBER 31, 1996 AND YEARS ENDED
               JUNE 30, 1996 AND JUNE 30, 1995 AND FOR THE PERIOD
         FROM JULY 2, 1993 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1994

                                        SIX MONTHS ENDED   YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                            DEC. 31,1996  JUNE 30,1996  JUNE 30,1995 JUNE 30, 1994
                                            (UNAUDITED)
NET ASSET VALUE:
  Beginning of period                            $9.63         9.71         9.42        10.00
                                                 -----         ----         ----        -----
  Income (loss) from investment operations:
     Net investment income                        0.25         0.49         0.48         0.50
     Net realized and unrealized gain
        (loss) on investments                     0.24       (0.08)         0.29       (0.63)
                                                  ----       ------         ----       ------
       Total gain (loss) from investment
         operations                               0.49         0.41         0.77       (0.13)
                                                  ----         ----         ----       ------

  Less distributions from net investment
         income                                  (0.25)       (0.49)       (0.48)       (0.45)
                                                ------       ------       ------       ------

  End of period (1)                              $9.87         9.63         9.71         9.42
                                                 =====         ====         ====         ====

TOTAL RETURN                                     10.1%         4.3%         8.5%       (1.6%) *
                                                 =====         ====         ====       ======

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                 $9,833,189    9,703,737   10,523,865    8,893,922

  Ratio of expenses to average net assets        0.68% *      0.76%        0.71%        0.41% *
  Ratio of net income to average net assets      5.02% *      4.96%        5.15%        4.99% *
  Portfolio turnover rate                       14.13%       17.53%       34.96%        7.45%

*Annualized
(1) Excludes maximum sales charge of 3.90%


See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996
                                   (UNAUDITED)

1.  ORGANIZATION

    SMITH HAYES Trust, Inc., d/b/a Lancaster Funds, (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. These financial statements apply only to the Nebraska Tax-Free Fund (the Fund).

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

    USE OF ESTIMATES: In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

    VALUATION OF INVESTMENTS: Fund securities are valued at fair market value as determined in good faith or under the direction of the Board of Directors.
    Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

    All securities are valued in accordance with the above policies at the close of each business day provided that the Fund has shareholder activity.

    At December 31, 1996, the cost of investment securities is identical for financial reporting and income tax purposes.

    SECURITIES TRANSACTIONS: Securities transactions are accounted for on the date securities are purchased or sold (trade date). Interest income is accrued daily. Amortization of bond premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains or losses are determined by specifically identifying the security sold.

    FEDERAL INCOME TAXES: It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute virtually all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required. The Fund prepares its tax return on an accrual basis.

    DISTRIBUTIONS TO SHAREHOLDERS: Dividends to shareholders are recorded on the ex-dividend date.

    CASH EQUIVALENTS: The Trust considers investments with a maturity of three months or less when purchased to be cash equivalents.

3.  RELATED PARTY TRANSACTIONS

    The Fund has retained CONLEY SMITH, Inc. (the Adviser) as its exclusive investment adviser. The agreement provides that the Fund will pay the Adviser a fee equal to .15% per annum of its average daily net assets.

    The  Fund  also  retained  Lancaster   Administrative  Services,  Inc.  (the
    Administrator),  to  act  as  its  administrator  and  transfer  agent.  The agreement  provides that the Fund will pay a fee to the Administrator  equal to .125% per annum of the average daily net assets.

    In addition to the advisory and administrative services agreements, the Fund has retained SMITH HAYES Financial Services Corporation (the Distributor), a
    company  related  through  common  ownership and  management,  to act as the
    underwriter  and   distributor  of  the  Fund's  shares.   Pursuant  to  the
    distribution  plan under Rule 12b-1, the Fund will reimburse the Distributor
    for   shareholder-related   expenses   incurred  in   connection   with  the
    distribution of the Fund's shares, however under no circumstances shall such reimbursement exceed .25% per annum of the Fund's average daily net assets.

    Under the terms of the advisory, administrative and distribution agreements outlined above, the Fund paid $7,296, $6,080, and $12,128, respectively, for such services. Of the amount paid to the Distributor, $7,875 was retained by them for the sale of shares made by their agents and brokers. The
    Distributor also received $5,267 and retained $4,113 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund shares. Such sales charges are not an expense of the Trust and hence are not reflected in the accompanying statement of operations.

    At December 31, 1996 the Fund had accrued sales charges of $4 payable to the Distributor.

    Under the terms of the advisory agreement, the Adviser may be obligated to reimburse the Fund up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Fund, including the Adviser's fee, exceed certain limitations. At December 31, 1996 no expense reimbursement was required.

    In  addition   to  the  amount   paid  by  the  Fund  under  the   advisory,
    administration  and distribution  plans, the Fund used SMITH HAYES Financial
    Services  Corporation  (SMITH  HAYES)  to  affect  security  trades on their behalf.  SMITH HAYES was paid commissions in the amount of $12,338 for their brokerage services during the six months ended December 31, 1996.

    At December 31, 1996, the directors, officers, and employees of the Trust, the Adviser, Administrator and Distributor and their immediate families held
    10,195 shares at a value of $100,622.

4.  SECURITIES TRANSACTIONS

    The Fund made purchases and sales of investment securities of $1,361,739 and $1,332,561, respectively, during the six months ended December 31, 1996.

    At December 31, 1996, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities were $274,472 and $9,180, respectively.

5.  BUSINESS CHANGES

    In  September of 1996,  management  authorized  the issuance of  120,000,000 shares  in three  classes  of  40,000,000  shares  each  designated  Select,
    Investor and Market shares of the Fund.


-------------------------------------------------------------------------------
                             SMITH HAYES TRUST, INC.

                          INSTITUTIONAL MONEY MARKET FUND

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1996




                  Statement of Net Assets........................   1

                  Statement of Operations........................   3

                  Statements of Changes in Net Assets............   4

                  Financial Highlights...........................   5

                  Notes to Financial Statements..................   6




                                 LANCASTER FUNDS
                         INSTITUTIONAL MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1996
                                   (UNAUDITED)

                                                      YIELD AT
      PAR                                             TIME OF      AMORTIZED
     VALUE             DESCRIPTION                    PURCHASE         COST
-----------------   --------------------------  -----------------   ----------

CERTIFICATES OF DEPOSIT -- 1%
    95,000    First National Bank,                    5.70%         $95,000
                 Lewellen, Nebraska, due 5/23/97

    95,000    First Bank & Trust Company,
                Cozad, Nebraska, due 6/16/97          5.45%          95,000

    95,000    Curtis State Bank,
                Curtis Nebraska, due 3/16/97          5.50%          95,000

              First National Bank
                Holdrege Nebraska, due 2/10/97        6.00%          95,000

    95,000    Havelock Bank
                Lincoln Nebraska, due 2/3/97          5.80%          95,000
                                                               -------------
                    Total (cost $475,000)                           475,000
                                                               -------------

GOVERNMENT SECURITIES -- 7%
 1,000,000    Fannie Mae, due 2/18/97                 5.26%         993,002

 1,600,000    Federal Home Loan Mtg.
                   Corp., due 1/16/97                 5.23%       1,596,546
                                                                -------------
                    Total (cost $2,589,548)                       2,589,548
                                                                -------------

TRUST CERTIFICATES -- U.S. GOVERNMENT
        GUARANTEED STUDENT LOANS -- 90%
 40,500,000   Mid-America Student Finance Trust, due
              2/14/97 to 12/18/97 (cost $40,500.000)  5.54%*    $40,500,000
                                                                -------------
TOTAL INVESTMENTS -- 98%                                         43,564,548

                                 LANCASTER FUNDS
                         INSTITUTIONAL MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                          DECEMBER 31, 1996 (CONTINUED)
                                   (UNAUDITED)

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- 2%
    (Includes $22,173 payable
     to investment adviser, administrator
      and distributor and $204,118
      dividends payable toshareholders)                             1,521,880
                                                                 -------------
NET ASSETS -- 100%
    Applicable to 45,086,428 outstanding
    shares of $.001 par value common stock
    (100,000,000 shares authorized)                               $45,086,428
                                                                 =============
NET ASSET VALUE:
    Offering and redemption
    price per share                                                     $1.00
                                                                 =============

*Interest rate fluctuates with
3-month U.S. Treasury Bill rate, subject to no longer than 5-day settlement.


See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                         INSTITUTIONAL MONEY MARKET FUND
                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 1996
                                   (UNAUDITED)

INVESTMENT INTEREST INCOME                          $1,466,618
                                                   -----------
EXPENSES (NOTE 2):
    Investment advisory fees                            26,508
    Administration fees                                 31,810
    Distribution fee                                    52,908
    Custodial fees                                      12,066
    Other expenses                                      20,593
                                                    -----------
        Total expenses                                 143,885
                                                    -----------

NET INVESTMENT INCOME                               $1,322,733
                                                    ===========

See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                         INSTITUTIONAL MONEY MARKET FUND
              STATEMENTS OF CHANGES IN NET ASSETS SIX MONTHS ENDED
                 DECEMBER 31, 1996 AND YEAR ENDED JUNE 30, 1996

                                               SIX MONTHS ENDED     YEAR ENDED
                                                  DEC. 31, 1996    JUNE 30, 1996
                                                  -------------    -------------
                                                  (UNAUDITED)
FROM INVESTMENT OPERATIONS:
    Net investment income
      distributed to shareholders                 $1,322,733       $1,408,128
                                                =============    =============

FROM SHARE TRANSACTIONS:
  (at constant net asset value of $1 per share)
    Shares sold                                   29,324,958      101,840,935
    Shares issued in reinvestment of
      dividends from net investment income         1,130,909          992,239
                                                -------------    -------------
                                                  30,455,867      102,833,174

    Shares redeemed                               52,132,540       60,407,009
                                                -------------    -------------

    Total increase (decrease) in net assets
      derived from share transactions           (21,676,673)       42,426,165

NET ASSETS:
    Beginning of period                           66,763,101       24,336,936
                                                -------------    -------------
    End of period                                $45,086,428      $66,763,101
                                                =============    =============

See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
                         INSTITUTIONAL MONEY MARKET FUND
                   SIX MONTHS ENDED DECEMBER 31, 1996 AND THE
                YEARS ENDED JUNE 30, 1996, 1995 AND 1994 AND THE
   PERIOD FROM NOVEMBER 12, 1992 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1993

                                      SIX         YEAR         YEAR            YEAR        PERIOD
                                 MONTHS ENDED    ENDED         ENDED           ENDED        ENDED
                                 DEC. 31,1996  JUNE 30,1996 JUNE 30, 1995  JUNE 30, 1994  JUNE 30, 1993
                                    (UNAUDITED)
NET ASSET VALUE:
  Beginning of period                   $1.00      1.00         1.00          1.00          1.00
                                        -----      ----         ----          ----          ----

  Income from investment
   operations,
    Net investment income               0.003     0.052        0.054         0.040         0.009

  Less distributions,
    Dividends from net
    investment income                  (0.003)   (0.052)       (0.054)       (0.040)       (0.009)
                                      -------   -------       -------        -------      -------

  End of period                         $1.00      1.00        $1.00          1.00          1.00
                                        =====      ====        =====          ====          ====

YIELD                                   4.85% *   5.02%        5.63%          4.52%         4.28% *
                                        =====     =====        =====          =====        =====

EFFECTIVE YIELD                         4.97% *   5.14%        5.79%          4.62%        4.37% *
                                        =====     =====        =====          =====        =====

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period       $45,086,428 66,763,101  24,336,936    28,008,803     14,855,439

  Ratio of expenses to average
     net assets                        0.54% *    0.57%        0.54%          0.61%        0.68% *
  Ratio of net income to average
     net assets                        0.50% *   5.17%         5.42%          4.05%        4.40% *


*Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996
                                   (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    SMITH HAYES Trust, Inc., d/b/a Lancaster Funds, (the Company) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. These financial statements relate only to the Institutional Money Market Fund (the Fund).

    The following is a summary of significant accounting policies employed by the Company in preparing its financial statements.

    VALUATION OF INVESTMENTS: Fund securities are valued at amortized cost. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost as defined is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors. This method of valuation is used consistently throughout the industry by money market funds wishing to maintain a constant net asset value per share. The Fund maintains a constant net asset value of $1 per share.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Realized gains or losses on sales of investments are determined by specifically identifying the issue sold. In computing net investment income, the Fund amortizes premiums and discounts and accrue interest income daily.

    FEDERAL INCOME TAXES: It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to have the Fund distribute virtually all of its taxable income generated to it's shareholders. Therefore, no liability for Federal income taxes is required. On a calendar year basis, the Fund, will distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any Federal excise taxes. The Fund prepares its tax return on an accrual basis.

    DISTRIBUTIONS TO SHAREHOLDERS: Dividends to shareholders are accrued and declared daily from net investment income. Payments or reinvestments of dividends are made monthly.

    TRUST CERTIFICATES: The trust certificates represent U. S. Government guaranteed student loans held by Mid-America Student Finance Trust (the Trust). The Trust invests in eligible student loans issued under the Higher Education Act of 1965 as amended (the Act) established by the U. S. Government to provide access to funds for students attending post-secondary institutions. The Trust purchases the student loans from Nebraska and Iowa banks who are eligible lenders as defined by the Act. The terms of the loans, which vary on an individual basis, generally provide for repayment in monthly installments over a period normally not in excess of ten years.

    All of the student loans are guaranteed by various authorized guarantee agencies who have contracts of reinsurance with the Department of Education. These guarantees are made subject to the performance of certain loan servicing procedures stipulated by the Act. If these due diligence requirements are not met, the affected loans may not be covered by the guarantees should the borrower default.

    For liquidity purposes, certain banks have entered into unconditional agreements to repurchase a predetermined amount of student loans from the Trust upon five days written notice. The maximum amount any bank is obligated to repurchase is five percent of the total student loans owned by the Trust. The repurchase agreements are cancelable with 30 days advance written notice. At December 31, 1996, 18 banks have entered into repurchase agreements for an aggregate total of $170,000,000.

2.  MANAGEMENT FEE, DISTRIBUTION EXPENSE AND TRANSACTIONS WITH AFFILIATES

    The Fund has retained CONLEY SMITH, Inc. (the Adviser) as its exclusive investment adviser. Under the terms of the agreement the adviser is paid a monthly fee computed at an annual rate of .10% of the average daily net assets of the Fund.

    The Fund has also retained Lancaster Administrative Services, Inc. (the Administrator), to act as its administrator and transfer agent. The agreements provide for a fee computed and paid monthly at an annual rate of .12% of the average daily net assets of the Fund.

    The Fund has retained SMITH HAYES Financial Services Corporation (the Distributor), a company related through common ownership and management, to act as the underwriter and distributor of the Fund's shares. Pursuant to the shareholder approved distribution plan under Rule 12b-1, the Fund will reimburse the Distributor for shareholder-related expenses incurred in connection with the distribution of the Fund's shares. Aggregate payments cannot exceed the annual rate of .20% of the Fund's average daily net assets.

    Under the terms of the advisory, administrative and distribution agreements outlined above, the Fund paid $26,508, $31,810 and $52,908, respectively, for such services.

    In addition to the amounts paid under the advisory, administration and distribution plans, the Fund primarily used SMITH HAYES Financial Services Corporation (SMITH HAYES) to affect security trades on its behalf. As is customary in the industry, the adviser evaluates the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $148 for brokerage services during the six months ended December 31, 1996.

    At December 31, 1996, the directors, officers, and employees of the Company, the Adviser, Administrator, Distributor and their immediate families held $1,319,755 shares of the Fund, which constituted 2.93% of the Fund's outstanding shares.